As filed with the Securities and Exchange Commission on July 15, 2016

1933 Act Registration No. 333-185659

1940 Act Registration No. 811-22781

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49 (Check appropriate box or boxes)	☒

GOLDMAN SACHS TRUST II

(Exact Name of Registrant as Specified in Charter)

200 West Street

New York, New York 10282

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 902-1000

Copies to:

CAROLINE L. KRAUS, ESQ. Goldman, Sachs & Co.	STEPHEN H. BIER, ESQ. Dechert LLP
200 West Street New York, New York 10282 (Name and Address of Agent for Service)	1095 Avenue of the Americas New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following series and classes of the Registrant:

Class A, Institutional, Service, Class IR, Class R, and Class R6 Shares of the Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio, and Goldman Sachs Target Date 2055 Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 47 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 15th day of July, 2016.

GOLDMAN SACHS TRUST II
(A Delaware statutory trust)

By:	/s/ Andrew Murphy
Andrew Murphy
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara	President (Chief Executive Officer) and Trustee	July 15, 2016
James A. McNamara

[1]Scott M. McHugh Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	July 15, 2016

[1]Ashok N. Bakhru	Chairman and Trustee	July 15, 2016
Ashok N. Bakhru

[1]Cheryl K. Beebe Cheryl K. Beebe	Trustee	July 15, 2016

[1]John P. Coblentz, Jr.	Trustee	July 15, 2016
John P. Coblentz, Jr.

[1]Lawrence Hughes Lawrence Hughes	Trustee	July 15, 2016

[1]John F. Killian	Trustee	July 15, 2016
John F. Killian

[1]Richard P. Strubel	Trustee	July 15, 2016
Richard P. Strubel

[1]Westley V. Thompson	Trustee	July 15, 2016
Westley V. Thompson

By:	/s/ Andrew Murphy
Andrew Murphy,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Assistant Secretary for Goldman Sachs Trust II (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on August 5, 2015.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Andrew Murphy, and Robert Griffith, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act and the 1940 Act of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

The undersigned Assistant Secretary for the Trust hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on May 4, 2016.

RESOLVED, that Lawrence Hughes and Westley V. Thompson, who may be required to sign the Trust’s Registration Statement or any amendments thereto be, and they hereby are, authorized to execute a power of attorney appointing Caroline L. Kraus, James A. McNamara, Andrew Murphy, and Robert Griffith, jointly and severally, as their attorneys-in-fact, each with power of substitution, for Lawrence Hughes and Westley V. Thompson in any and all capacities to sign the Registration Statement on Form N-1A of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, if any, and other documents in connection therewith, with the U.S. Securities and Exchange Commission and with other federal, state, foreign and quasi-governmental agencies and such other instruments related to compliance with certain of the federal securities laws and other applicable federal, state, foreign and quasi-governmental filings, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue thereof.

Dated: July 15, 2016

/s/ Andrew Murphy
Andrew Murphy,
Assistant Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase